SUPPLEMENT DATED NOVEMBER 13, 2008
TO PROSPECTUS DATED MARCH 1, 2008

CALAMOS® FAMILY OF FUNDS

INSTITUTIONAL SHARES AND R SHARES

This supplement together with the Calamos Family of Funds prospectus (the “Prospectus”) offers Class I shares (“Institutional Shares”) and Class R shares (“R Shares”) of each of Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Multi-Fund Blend, Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Convertible Fund, Market Neutral Income Fund, High Yield Fund and Total Return Bond Fund (each a “Fund”). Each Fund through the Prospectus also currently offers three other classes of shares, Class A, Class B and Class C shares, that have substantially lower minimum investment requirements but bear certain expenses not borne by the Institutional Shares or R Shares.

Reopening of Convertible Fund

The Convertible Fund reopened to all investors on October 8, 2008.

The following information supplements the indicated sections of the Prospectus.

How has the Fund performed in the past?

Each Fund, except for Global Equity Fund and Total Return Bond Fund, presents average annual total returns for the Institutional Shares. Performance information has not been presented for Global Equity Fund or Total Return Bond Fund because neither Fund has been in existence for at least one calendar year. Performance information has not been presented for R Shares because the class has not been available for at least one calendar year.

The following table shows the average annual performance of Growth Fund’s Institutional Shares and is added after the table located on page 5 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Ten Years	Since Inception*

Class I
Return before taxes	23.57%	18.32%	18.30%	16.69%
S&P 500 Index#	5.49%	12.83%	5.91%	6.04%
Russell Midcap® Growth Index##	11.43%	17.90%	7.59%	7.12%

*	Inception date for Class I shares of this Fund is 9/18/97.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

##	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies whose average market capitalization is approximately $4.2 billion, with higher price-to-book ratios and higher growth values.

The following table shows the average annual performance of Growth and Income Fund’s Institutional Shares and is added after the table located on page 11 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Ten Years	Since Inception*

Class I
Return before taxes	9.81%	12.99%	12.94%	12.70%
S&P 500 Index#	5.49%	12.83%	5.91%	6.05%
Value Line Convertible Index##	4.88%	10.76%	5.13%	4.76%∧

*	Inception date for Class I shares of this Fund is 9/18/97.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

##	The Value Line Convertible Index is an equally weighted index of the largest convertibles, representing 90% of the market.

∧	Index data shown is from 9/30/97 (comparative data is available only for full monthly periods).

The following table shows the average annual performance of Value Fund’s Institutional Shares and is added after the table located on page 15 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Since Inception*

Class I
Return before taxes	3.18%	13.56%	7.99%
Russell 1000 Value Index#	-0.17%	14.63%	9.32%

*	Inception date for Class I shares of this Fund is 3/1/02.

#	The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

The following table shows the average annual performance of Blue Chip Fund’s Institutional Shares and is added after the table located on page 20 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Since Inception*

Class I
Return before taxes	9.37%	9.45%
S&P 500 Index#	5.49%	10.06%

*	Inception date for Class I shares of this Fund is 12/1/03.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

The following table shows the average annual performance of Multi-Fund Blend’s Institutional Shares and is added after the table located on page 26 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Since Inception*

Class I
Return before taxes	13.07%	17.52%
S&P 500 Index#	5.49%	13.66%

*	Inception date for Class I shares of this Fund is 6/28/06.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

The following table shows the average annual performance of Global Growth and Income Fund’s Institutional Shares and is added after the table located on page 32 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Ten Years	Since Inception*

Class I
Return before taxes	14.27%	16.29%	11.59%	11.05%
MSCI World Index#	9.57%	17.53%	7.45%	7.01	%∧

*	Inception date for Class I shares of this Fund is 9/18/97.

#	The MSCI World Index (US Dollar) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific region.

∧	Index data shown is from 9/30/97 (comparative data is available only for full monthly periods).

The following table shows the average annual performance of International Growth Fund’s Institutional Shares and is added after the table located on page 37 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Since Inception*

Class I
Return before taxes	22.43%	22.93%
MSCI EAFE Growth Index#	16.84%	18.16%

*	Inception date for Class I shares of this Fund is 3/16/05.

#	The MSCI EAFE Growth Index measures developed market growth equity performance (excluding the U.S. and Canada).

The following table shows the average annual performance of Convertible Fund’s Institutional Shares and is added after the table located on page 47 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Ten Years	Since Inception*

Class I
Return before taxes	10.13%	10.90%	9.69%	9.90%
Value Line Convertible Index#	4.88%	10.76%	5.13%	5.63%	∧

*	Inception date for Class I shares of this Fund is 6/25/97.

#	The Value Line Convertible Index is an equally weighted index of the largest convertibles, representing 90% of the market.

∧	Index data shown is from 6/30/97 (comparative data is available only for full monthly periods).

The following table shows the average annual performance of Market Neutral Income Fund’s Institutional Shares and is added after the table located on page 54 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Since Inception*

Class I
Return before taxes	6.14%	5.53%	6.35%
Lehman Brothers Government/Credit Index#	7.23%	4.44%	6.65%	∧
Citigroup 30-Day Treasury Bill Index##	4.56%	2.88%	3.07%	∧

*	Inception date for Class I shares of this Fund is 5/10/00.

#	The Lehman Brothers Government/Credit Index comprises long-term government and investment-grade corporate debt securities and is generally considered representative of the performance of the broad U.S. bond market.

##	The Citigroup 30-Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money market investments.

∧	Index data shown is from 4/30/00 (comparative data is available only for full monthly periods).

The following table shows the average annual performance of High Yield Fund’s Institutional Shares and is added after the table located on page 59 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Since Inception*

Class I
Return before taxes	4.42%	10.48%	8.86%
CSFB High Yield Index#	2.66%	10.97%	9.87%	∧

*	Inception date for Class I shares of this Fund is 3/8/02.

#	The CSFB High Yield Index is an unmanaged index of high yield debt securities.

∧	Index data shown is from 2/28/02 (comparative data is available only for full monthly periods).

What are the fees and expenses of the Fund?

The following information describes the fees that you may pay if you buy and hold Institutional Shares of the Funds. The information presented in the following table for each Fund indicated is added as the second to last column in the table for the respective Fund located on pages 6, 12, 16, 21, 33, 38, 42, 48, 55 and 61 of the Prospectus, respectively.

					Global
		Growth			Growth				Market
		and		Blue	and	International	Global		Neutral	High
	Growth	Income	Value	Chip	Income	Growth	Equity	Convertible	Income	Yield
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
	Class I	Class I	Class I	Class I	Class I	Class I	Class I	Class I	Class I	Class I

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees	0.79%	0.66%	1.00%	1.00%	0.97%	1.05%	1.00%	0.73%	0.71%	0.75%
Distribution and/or Service Fees (12b-1)	None	None	None	None	None	None	None	None	None	None
Other Expenses	0.17%	0.15%	0.21%	0.20%	0.16%	0.19%	0.67%	0.15%	0.24%	0.20%
Total Annual Operating Expenses	0.96%	0.81%	1.21%	1.20%	1.13%	1.24%	1.67%	0.88%	0.95%	0.95%
Expense Reimbursement	—	—	—	—	—	—	(0.17)%	—	—	—
Management Fee Waiver	(0.01)%	—	—	(0.00)%	—	—	—	—	(0.00)%	(0.00)%
Total Annual Operating Expenses Net of Reimbursement and/or Waiver	0.95%	—	—	1.19%	—	—	1.50%	—	0.94%	0.94%

The following information describes the fees that you may pay if you buy and hold R Shares of the Funds. The information presented in the following table for each Fund indicated is added as the last column in the table for the respective Fund located on pages 6, 12, 16, 21, 33, 38, 42, 48, 55 and 61 of the Prospectus, respectively.

					Global
		Growth			Growth
		and		Blue	and	International	Global		Market	High
	Growth	Income	Value	Chip	Income	Growth	Equity	Convertible	Neutral	Yield
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Income	Fund
	Class R	Class R	Class R	Class R	Class R	Class R	Class R	Class R	Fund	Class R

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees	0.79%	0.66%	1.00%	1.00%	0.97%	1.05%	1.00%	0.73%	0.71%	0.75%
Distribution and/or Service Fees (12b-1)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Other Expenses	0.17%	0.15%	0.21%	0.20%	0.16%	0.19%	0.67%	0.15%	0.24%	0.20%
Total Annual Operating Expenses	1.46%	1.31%	1.71%	1.70%	1.63%	1.74%	2.17%	1.38%	1.45%	1.45%
Expense Reimbursement	—	—	—	—	—	—	(0.17)%	—	—	—
Management Fee Waiver	(0.01)%	—	—	(0.00)%	—	—	—	—	(0.00)%	(0.00)%
Total Annual Operating Expenses Net of Reimbursement and/or Waiver	1.45%	—	—	1.69%	—	—	2.00%	—	1.44%	1.44%

The information presented in the following table for Multi-Fund Blend is added as the last column in the table for Multi-Fund Blend located on page 27 of the Prospectus:

	Class I	Class R

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Direct Annual Fund Operating Expenses
Management Fees(3)	None	None
Distribution and/or Service Fees (12b-1)	None	0.50%
Other Expenses	1.02%	1.02%
Total Direct Annual Operating Expenses	1.02%	1.52%
Reimbursement of Direct Other Expenses(4)	(0.77)%	(0.77)%
Total Direct Annual Operating Expenses Net of Reimbursement	0.25%	0.75%
Direct and Indirect Annual Fund Operating Expenses
Total Direct Annual Operating Expenses	1.02%	1.52%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)(5)	1.10%	1.10%
Total Annual Operating Expenses	2.12%	2.62%
Total Annual Operating Expenses Net of Reimbursement	1.35%	1.85%

The following sentence is added after the first sentence in footnote (4) to the fees and expenses table for Multi-Fund Blend located on page 27 of the Prospectus:

“Calamos Advisors has contractually agreed to reimburse Fund expenses through February 28, 2009 to the extent necessary so that the Fund’s direct Other Expenses after any such reimbursement do not exceed 0.25% for Class I shares or Class R shares.”

The following sentence is added after the first sentence in footnote (6) to the fees and expenses table for Global Equity Fund located on page 42 of the Prospectus:

“Calamos Advisors has contractually agreed to reimburse Fund expenses through February 28, 2009 to the extent necessary so that Total Annual Operating Expenses after any such reimbursement do not exceed 1.50% for Class I shares and 2.00% for Class R shares.”

The information presented in the following table for Total Return Bond Fund is added as the last column in the table for Total Return Bond Fund located on page 73 of the Prospectus:

	Class I	Class R

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	None	0.50%
Other Expenses	0.86%	0.86%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)	0.03%	0.03%
Total Annual Operating Expenses	1.44%	1.94%
Expense Reimbursement and/or Waiver	(0.79)%	(0.79)%
Total Annual Operating Expenses Net of Reimbursement and/or Waiver	0.65%	1.15%

The following sentence is added after the first sentence in footnote (5) to the fees and expenses table for Total Return Bond Fund located on page 73 of the Prospectus:

“Calamos Advisors has contractually agreed to reimburse Fund expenses through February 28, 2009 to the extent necessary so that Total Annual Operating Expenses after any such reimbursement do not exceed 0.65% for Class I shares and 1.15% for Class R shares.”

The following information describes the expenses that you may pay if you buy and hold Institutional Shares or R Shares.

The following table is added after the table relating to Growth Fund located on page 7 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	97	305	530	1,177
Class R	148	461	796	1,745

The following table is added after the table relating to Growth and Income Fund located on page 13 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	83	259	450	1,002
Class R	133	415	718	1,579

The following table is added after the table relating to Value Fund located on page 17 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	123	384	665	1,466
Class R	174	539	928	2,019

The following table is added after the table relating to Blue Chip Fund located on page 21 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	121	380	659	1,454
Class R	172	535	922	2,008

The following table is added after the table relating to Multi-Fund Blend located on page 28 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	137	590	1,068	2,391
Class R	180	741	1,321	2,897

The following table is added after the table relating to Global Growth and Income Fund located on page 34 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	115	359	622	1,375
Class R	166	514	887	1,933

The following table is added after the table relating to International Growth Fund located on page 39 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	126	393	681	1,500
Class R	177	548	944	2,052

The following table is added after the table relating to Global Equity Fund located on page 43 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	153	464	797	1,740
Class R	203	617	1,057	2,279

The following table is added after the table relating to Convertible Fund located on page 49 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	90	281	488	1,084
Class R	140	437	755	1,657

The following table is added after the table relating to Market Neutral Income Fund located on page 56 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	96	302	525	1,165
Class R	147	458	791	1,734

The following table is added after the table relating to High Yield Fund located on page 62 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	96	302	525	1,165
Class R	147	458	791	1,734

The following table is added after the table relating to Total Return Bond Fund located on page 74 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years

Class I	66	378
Class R	117	533

What classes of shares does the Fund offer?

The following paragraphs are added immediately after the section entitled “What classes of shares does the Fund offer? — Class C shares” on page    of the Prospectus:

“Class I Shares

The offering price for Class I shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class I shares.

Class I shares are offered primarily for direct investment by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) and by institutional clients, provided such plans or clients have assets of at least $1 million. Class I shares may also be offered to certain other entities or programs, including, but not limited to, investment companies, under certain circumstances.

The Fund may waive the minimum initial investment of $1 million at its sole discretion. Effective July 9, 2007, Class I shares also are available, with the minimum initial investment waived, to current or retired trustees of the Trust, Calamos Asset Management, Inc. and its subsidiaries, officers, employees and their immediate family members, including a spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of NAV) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A, Class B, Class C or Class R shares.

Class R Shares

The offering price for Class R shares is the NAV per share with no initial sales charge. However, Fund pays an aggregate distribution and service fee at the annual rate of 0.50% of average net assets. Class R shares may only be purchased through certain tax-exempt retirement plans held in plan level or omnibus accounts, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans. There is no minimum initial investment requirement for Class R shares.”

The following sentence is added immediately after the second sentence of the first paragraph in the section entitled “How can I buy shares? — By exchange” on page 89 of the Prospectus:

“You may exchange Class I shares and Class R shares of the Fund for Class I shares and Class R shares, respectively, of another Fund in the Calamos Family of Funds with no sales charge.”

The following sentence is added immediately after the third sentence of the first paragraph in the section entitled “How can I buy shares? — By exchange” on page    of the Prospectus:

“Prime Obligations Shares may not be exchanged for Class I or Class R shares of the Fund.”

The following paragraph is added immediately after the section entitled “How can I buy shares? — By Automatic Investment Plan” on page    of the Prospectus:

“Class I Shares and Class R Shares

If you participate in a tax-exempt retirement plan, you may purchase Class I shares or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may purchase Class I shares either directly or through an authorized dealer.”

How can I sell (redeem) shares?

The following paragraph is added immediately after the section entitled “How can I sell (redeem) shares? — By exchange” on page    of the Prospectus:

“Class I Shares and Class R Shares

If you participate in a tax-exempt retirement plan, you may redeem Class I or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may redeem Class I shares either directly or through an authorized dealer.”

Financial Highlights

The following table is added immediately after the table on pages 99-100 of the Prospectus:

Calamos Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,
	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$58.75	$62.06		$52.85	$50.30	$33.38	$39.56
Income from investment operations:
Net investment income (loss)	(0.23)#	(0.16	)#	(0.17)#	(0.25)#	(0.13)#	(0.30)#
Net realized and unrealized gain (loss) on investments	18.73	(3.15)		11.72	2.94	17.05	(5.88)

Total from investment operations	18.50	(3.31)		11.55	2.69	16.92	(6.18)

Distributions:
Dividends from net investment income	—	—		—	—	—	—
Dividends from net realized gains	(1.97)	—		(2.34)	(0.14)	—	—

Total distributions	(1.97)	—		(2.34)	(0.14)	—	—

Net asset value, end of period	$75.28	$58.75		$62.06	$52.85	$50.30	$33.38

Total Returns(a)	32.49%	(5.33)%		22.25%	5.35%	50.69%	(15.62)%

Ratios and supplemental data:
Net assets, end of period (000)	$226,225	$140,089		$198,409	$156,641	$123,933	$45,620
Ratio of net expenses to average net assets	0.95%	0.94	%*	0.95%	0.98%	1.06%	1.15%
Ratio of net investment income (loss) to average net assets	(0.36)%	(0.46	)%*	(0.30)%	(0.49)%	(0.71)%	(0.87)%
Ratio of gross expenses to average net assets prior to expense reductions	0.96%	0.94	%*	0.95%	0.98%	1.06%	1.15%

	CLASS R
	March 1,
	2007∧
	through
	October 31,
	2007

Net asset value, beginning of period	$53.60
Income from investment operations:
Net investment income (loss)	(0.36	)#
Net realized and unrealized gain (loss) on investments	16.92

Total from investment operations	16.56

Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—

Total distributions	—

Net asset value, end of period	$70.16

Total Return(a)	30.90%

Ratios and supplemental data:
Net assets, end of period (000)	$404
Ratio of net expenses to average net assets	1.45	%*
Ratio of net investment income (loss) to average net assets	(0.86	)%*
Ratio of gross expenses to average net assets prior to expense reductions	1.46	%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

∧	Commencement of operations

The following table is added immediately after the table on pages 101-2 of the Prospectus:

Calamos Growth and Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,
	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$32.11	$32.06		$28.90	$28.21	$21.91	$23.54
Income from investment operations:
Net investment income (loss)	0.46	0.32		0.51	0.45	0.44	0.65
Net realized and unrealized gain (loss) on investments	4.88	0.24		4.08	0.85	6.33	(1.75)

Total from investment operations	5.34	0.56		4.59	1.30	6.77	(1.10)

Distributions:
Dividends from net investment income	(0.58)	(0.51)		(0.67)	(0.45)	(0.47)	(0.53)
Dividends from net realized gains	(1.74)	—		(0.76)	(0.16)	—	—

Total distributions	(2.32)	(0.51)		(1.43)	(0.61)	(0.47)	(0.53)

Net asset value, end of period	$35.13	$32.11		$32.06	$28.90	$28.21	$21.91

Total Return(a)	17.70%	1.78%		16.33%	4.67%	31.06%	(4.65)%

Ratios and supplemental data:
Net assets, end of period (000)	$173,650	$153,049		$142,702	$82,793	$44,192	$15,670
Ratio of net expenses to average net assets	0.81%	0.80	%*	0.81%	0.83%	0.89%	1.00%
Ratio of net investment income (loss) to average net assets	1.41%	1.60	%*	1.56%	1.67%	1.88%	3.56%
Ratio of gross expenses to average net assets prior to expense reductions	0.81%	0.80	%*	0.81%	0.83%	0.89%	1.00%

	CLASS R
	March 1,
	2007∧
	through
	October 31,
	2007

Net asset value, beginning of period	$31.32
Income from investment operations:
Net investment income (loss)	0.20
Net realized and unrealized gain (loss) on investments	4.57

Total from investment operations	4.77

Distributions:
Dividends from net investment income	(0.29)
Dividends from net realized gains	—

Total distributions	(0.29)

Net asset value, end of period	$35.80

Total Return(a)	15.32%

Ratios and supplemental data:
Net assets, end of period (000)	$115
Ratio of net expenses to average net assets	1.31	%*
Ratio of net investment income (loss) to average net assets	0.91	%*
Ratio of gross expenses to average net assets prior to expense reductions	1.31	%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Annualized

∧	Commencement of operations

The following table is added immediately after the table on pages 104-5 of the Prospectus:

Calamos Value Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,
	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$13.81	$13.18		$12.11	$11.33	$7.72	$9.90
Income from investment operations:
Net investment income (loss)	0.04 #	0.02	#	0.04	0.03	(0.01)	—
Net realized and unrealized gain (loss) on investments	1.76	0.61		1.53	0.75	3.62	(2.18)
Total from investment operations	1.80	0.63		1.57	0.78	3.61	(2.18)
Distributions:
Dividends from net investment income	—	—		—	—	—	—
Dividends from net realized gains	(0.69)	—		(0.50)	—	—	—
Total distributions	(0.69)	—		(0.50)	—	—	—
Net asset value, end of period	$14.92	$13.81		$13.18	$12.11	$11.33	$7.72
Total Return(a)	13.60%	4.78%		13.22%	6.88%	46.76%	(22.02)%
Ratios and supplemental data:
Net assets, end of period (000)	$29,628	$6,951		$4,120	$3,174	$2,461	$1,336
Ratio of net expenses to average net assets	1.21%	1.21	%*	1.22%	1.36%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	0.30%	0.21	%*	0.35%	0.32%	(0.15)%	(0.03)%
Ratio of gross expenses to average net assets prior to expense reductions	1.21%	1.21	%*	1.22%	1.36%	1.77%	5.80%

	CLASS R
	March 1,
	2007∧
	through
	October 31,
	2007

Net asset value, beginning of period	$13.18
Income from investment operations:
Net investment income (loss)	(0.02	)#
Net realized and unrealized gain (loss) on investments	1.50

Total from investment operations	1.48

Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—

Total distributions	—

Net asset value, end of period	$14.66

Total Return(a)	11.23%

Ratios and supplemental data:
Net assets, end of period (000)	$111
Ratio of net expenses to average net assets	1.71	%*
Ratio of net investment income (loss) to average net assets	(0.20	)%*
Ratio of gross expenses to average net assets prior to expense reductions	1.71	%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

∧	Commencement of operations

The following table is added immediately after the table on pages 106-7 of the Prospectus:

Calamos Blue Chip Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
		April 1,				December 1,
	Year	2006				2003∧
	Ended	through		Year Ended		through
	October 31,	October 31,		March 31,		March 31,
	2007	2006		2006	2005	2004

Net asset value, beginning of period	$12.84	$12.19		$10.94	$10.28	$10.00
Income from investment operations:
Net investment income (loss)	0.08 #	0.04		0.01	0.04	(0.00	)*
Net realized and unrealized gain (loss) on investments	2.11	0.61		1.24	0.64	0.28

Total from investment operations	2.19	0.65		1.25	0.68	0.28

Distributions:
Dividends from net investment income	(0.09)	—		—	(0.02)	—
Dividends from net realized gains	(0.04)	—		—	—	—

Total distributions	(0.13)	—		—	(0.02)	—

Net asset value, end of period	$14.90	$12.84		$12.19	$10.94	$10.28

Total return(a)	17.15%	5.33%		11.43%	6.64%	2.80%

Ratios and supplemental data:
Net assets, end of period (000)	$34,783	$19,153		$17,881	$2,686	$1,427
Ratio of net expenses to average net assets	1.19%	1.18	%**	1.21%	1.45%	1.50	%**
Ratio of net investment income (loss) to average net assets	0.58%	0.54	%**	0.41%	0.50%	(0.17	)%**
Ratio of gross expenses to average net assets prior to expense reductions	1.20%	1.18	%**	1.21%	1.45%	2.31	%**

	CLASS R
	March 1,
	2007∧
	through
	October 31,
	2007

Net asset value, beginning of period	$12.80
Income from investment operations:
Net investment income (loss)	0.01	#
Net realized and unrealized gain (loss) on investments	1.98

Total from investment operations	1.99

Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—

Total distributions	—

Net asset value, end of period	$14.79

Total return(a)	15.55%

Ratios and supplemental data:
Net assets, end of period (000)	$116
Ratio of net expenses to average net assets	1.69	%**
Ratio of net investment income (loss) to average net assets	0.08	%**
Ratio of gross expenses to average net assets prior to expense reductions	1.70	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amounts are less than $0.005 per share.

**	Annualized

∧	Commencement of operations

The following table is added immediately after the table on page 108 of the Prospectus:

Calamos Multi-Fund Blend

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I			CLASS R
		June 28,		March 1,
	Year	2006∧		2007∧
	Ended	through		through
	October 31,	October 31,		October 31,
	2007	2006		2007

Net asset value, beginning of period	$10.93	$10.00		$11.14
Income from investment operations:
Net investment income (loss)	(0.02)	(0.00	)*	(0.06)
Net realized and unrealized gain (loss) on investments	2.57	0.93		2.34

Total from investment operations	2.55	0.93		2.28

Distributions:
Dividends from net investment income	—	—		—
Dividends from net realized gains	—	—		—

Total distributions	—	—		—

Net asset value, end of period	$13.48	$10.93		$13.42

Total return(a)	23.33%	9.30%		20.47%

Ratios and supplemental data:
Net assets, end of period (000)	$121	$23		$120
Ratio of net expenses to average net assets	0.25%	0.25	%**	0.75	%**
Ratio of net investment income (loss) to average net assets	(0.25)%	(0.25	)%**	(0.75	)%**
Ratio of gross expenses to average net assets prior to expense reductions	1.02%	10.66	%**	1.52	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

∧	Commencement of operations

*	Amounts are less than $0.005 per share.

**	Annualized

The following table is added immediately after the table on pages 110-11 of the Prospectus:

Calamos Global Growth and Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,
	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$10.57	$10.23		$8.30	$8.05	$6.27	$6.86
Income from investment operations:
Net investment income (loss)	0.10 #	0.05	#	0.15 #	0.16 #	0.15 #	0.52
Net realized and unrealized gain (loss) on investments	2.61	0.40		2.19	0.09	1.64	(1.09)

Total from investment operations	2.71	0.45		2.34	0.25	1.79	(0.57)

Distributions:
Dividends from net investment income	—	(0.11)		(0.25)	—	(0.01)	(0.02)
Dividends from net realized gains	(0.34)	—		(0.16)	(0.00)*	—	—

Total distributions	(0.34)	(0.11)		(0.41)	—	(0.01)	(0.02)

Net asset value, end of period	$12.94	$10.57		$10.23	$8.30	$8.05	$6.27

Total Return(a)	26.38%	4.43%		28.56%	3.15%	28.59%	(8.29)%

Ratios and supplemental data:
Net assets, end of period (000)	$225,092	$37,758		$28,532	$4,645	$4,251	$1,155

Ratio of net expenses to average net assets	1.13%	1.16	%**	1.19%	1.26%	1.44%	1.50%
Ratio of net investment income (loss) to average net assets	0.86%	0.92	%**	1.54%	2.03%	1.97%	5.51%
Ratio of gross expenses to average net assets prior to expense reductions	1.13%	1.17	%**	1.19%	1.26%	1.44%	2.18%

	CLASS R
	March 1,
	2007∧
	through
	October 31,
	2007

Net asset value, beginning of period	$10.63
Income from investment operations:
Net investment income (loss)	0.03	#
Net realized and unrealized gain (loss) on investments	2.15

Total from investment operations	2.18

Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—

Total distributions	—

Net asset value, end of period	$12.81

Total Return(a)	20.51%

Ratios and supplemental data:
Net assets, end of period (000)	$121
Ratio of net expenses to average net assets	1.63	%**
Ratio of net investment income (loss) to average net assets	0.36	%**
Ratio of gross expenses to average net assets prior to expense reductions	1.63	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amounts are less than $0.005 per share.

**	Annualized

∧	Commencement of operations

The following table is added immediately after the table on pages 112-13 of the Prospectus:

Calamos International Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I						CLASS R
		April 1,			March 16,		March 1,
	Year	2006		Year	2005∧		2007∧
	Ended	through		Ended	through		through
	October 31,	October 31,		March 31,	March 31,		October 31,
	2007	2006		2006	2005		2007

Net asset value, beginning of period	$13.37	$13.11		$9.76	$10.00		$14.19
Income from investment operations:
Net investment income	0.07	0.05		0.09	0.01		0.02
Net realized and unrealized (loss) on investments	5.90	0.21		3.33	(0.25)		4.92

Total from investment operations	5.97	0.26		3.42	(0.24)		4.94

Distributions:
Dividends from net investment income	(0.08)	—		(0.07)	—		—
Dividends from net realized gains	(0.04)	—		—	—		—

Total distributions	(0.12)	—		(0.07)	—		—

Net asset value, end of period	$19.22	$13.37		$13.11	$9.76		$19.13

Total return(a)	45.01%	1.98%		35.13%	(2.40)%		34.81%

Ratios and supplemental data:
Net assets, end of period (000)	$157,986	$59,108		$52,011	$6,835		$135
Ratio of net expenses to average net assets	1.24%	1.27	%*	1.37%	1.50	%*	1.74	%*
Ratio of net investment income (loss) to average net assets	0.65%	0.74	%*	1.05%	2.25	%*	0.15	%*
Ratio of gross expenses to average net assets prior to expense reductions	1.24%	1.28	%*	1.37%	2.75	%*	1.74	%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Annualized

∧	Commencement of operations

The following table is added immediately after the table on page 114 of the Prospectus:

Calamos Global Equity Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I		CLASS R
	March 1,		March 1,
	2007∧		2007∧
	through		through
	October 31,		October 31,
	2007		2007

Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income (loss)	(0.00	)*#	(0.04	)#
Net realized and unrealized gain (loss) on investments	3.46		3.45

Total from investment operations	3.46		3.41

Distributions:
Dividends from net investment income	—		—
Dividends from net realized gains	—		—

Total distributions	—		—

Net asset value, end of period	$13.46		$13.41

Total Return(a)	34.60%		34.10%

Ratios and supplemental data:
Net assets, end of period (000)	$5,714		$1,341
Ratio of net expenses to average net assets	1.50	%**	2.00	%**
Ratio of net investment income (loss) to average net assets	(0.05	)%**	(0.55	)%**
Ratio of gross expenses to average net assets prior to expense reductions	1.67	%**	2.17	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amount is less than $0.005 per share.

**	Annualized

∧	Commencement of operations

The following table is added immediately after the table on pages 116-17 of the Prospectus:

Calamos Convertible Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,
	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$18.98	$19.01		$19.55	$21.29	$16.49	$18.13
Income from investment operations:
Net investment income (loss)	0.44 #	0.22	#	0.35	0.43	0.51	0.66
Net realized and unrealized gain (loss) on investments	2.20	0.30		1.72	(0.73)	4.95	(2.01)

Total from investment operations	2.64	0.52		2.07	(0.30)	5.46	(1.35)

Distributions:
Dividends from net investment income	(0.91)	(0.55)		(0.99)	(0.40)	(0.66)	(0.29)
Dividends from net realized gains	(1.09)	—		(1.62)	(1.04)	—	—

Total distributions	(2.00)	(0.55)		(2.61)	(1.44)	(0.66)	(0.29)

Net asset value, end of period	$19.62	$18.98		$19.01	$19.55	$21.29	$16.49

Total Return(a)	15.11%	2.83%		11.31%	(1.47)%	33.45%	(7.44)%

Ratios and supplemental data:
Net assets, end of period (000)	$17,781	$21,126		$26,304	$35,235	$51,614	$38,852
Ratio of net expenses to average net assets	0.88%	0.87	%*	0.87%	0.86%	0.90%	0.95%
Ratio of net investment income (loss) to average net assets	2.36%	2.03	%*	2.10%	2.05%	2.61%	4.00%
Ratio of gross expenses to average net assets prior to expense reductions	0.88%	0.87	%*	0.87%	0.86%	0.90%	0.95%

	CLASS R
	March 1,
	2007∧
	through
	October 31,
	2007

Net asset value, beginning of period	$19.04
Income from investment operations:
Net investment income (loss)	0.24	#
Net realized and unrealized gain (loss) on
investments	2.03

Total from investment operations	2.27

Distributions:
Dividends from net investment income	(0.56)
Dividends from net realized gains	—

Total distributions	(0.56)

Net asset value, end of period	$20.75

Total Return(a)	12.08%

Ratios and supplemental data:
Net assets, end of period (000)	$112
Ratio of net expenses to average net assets	1.38	%*
Ratio of net investment income (loss) to average net assets	1.86	%*
Ratio of gross expenses to average net assets prior to expense reductions	1.38	%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net Investment income allocated based on average shares method.

*	Annualized

∧	Commencement of operations

The following table is added immediately after the table on pages 118-19 of the Prospectus.

Calamos Market Neutral Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,
	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$12.67	$12.57		$12.92	$14.34	$14.05	$13.63
Income from investment operations:
Net investment income (loss)	0.50 #	0.31	#	0.57 #	0.54	0.56	0.54
Net realized and unrealized gain (loss) on investments	0.51	0.14		0.10	(0.63)	0.84	0.46

Total from investment operations	1.01	0.45		0.67	(0.09)	1.40	1.00

Distributions:
Dividends from net investment income	(0.47)	(0.35)		(1.02)	(0.85)	(0.80)	(0.58)
Dividends from net realized gains	—	—		—	(0.48)	(0.31)	(0.00)*

Total distributions	(0.47)	(0.35)		(1.02)	(1.33)	(1.11)	(0.58)

Net asset value, end of period	$13.21	$12.67		$12.57	$12.92	$14.34	$14.05

Total Return(a)	8.12%	3.62%		5.56%	(0.76)%	10.32%	7.40%

Ratios and supplemental data:
Net assets, end of period (000)	$24,954	$14,450		$7,830	$39,561	$40,969	$39,257
Ratio of net expenses to average net assets(b)	0.93%	1.00	%**	1.32%	1.07%	1.26%	1.28%
Ratio of net investment income (loss) to average net assets	3.88%	4.28	%**	4.59%	3.70%	3.89%	3.92%
Ratio of gross expenses to average net assets prior to expense reductions(b)	0.94%	1.00	%**	1.32%	1.07%	1.26%	1.28%

	CLASS R
	March 1,
	2007∧
	through
	October 31,
	2007

Net asset value, beginning of period	$12.84
Income from investment operations:
Net investment income (loss)	0.30	#
Net realized and unrealized gain (loss) on investments	0.40

Total from investment operations	0.70

Distributions:
Dividends from net investment income	(0.23)
Dividends from net realized gains	—

Total distributions	(0.23)

Net asset value, end of period	$13.31

Total Return(a)	5.47%

Ratios and supplemental data:
Net assets, end of period (000)	$105
Ratio of net expenses to average net assets(b)	1.43	%**
Ratio of net investment income (loss) to average net assets	3.38	%**
Ratio of gross expenses to average net assets prior to expense reductions(b)	1.44	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b)	Includes 0.08%, 0.10%, 0.43%, 0.18%, 0.36%, and 0.34%, for the year ended October 31, 2007, the period April 1, 2006 through October 31, 2006 and the years 2006, 2005, 2004, and 2003, respectively, related to dividend expense on short positions.

#	Net investment income allocated based on average shares method.

*	Amounts are less than $0.005 per share.

**	Annualized

∧	Commencement of operations

The following table is added immediately after the table on pages 120-1 of the Prospectus:

Calamos High Yield Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,
	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$10.71	$10.84		$10.75	$10.85	$9.60	$9.84
Income from investment operations:
Net investment income (loss)	0.60	0.33		0.64	0.82	0.77	0.61
Net realized and unrealized gain (loss) on investments	0.38	0.02		0.33	(0.19)	1.21	(0.37)

Total from investment operations	0.98	0.35		0.97	0.63	1.98	0.24

Distributions:
Dividends from net investment income	(0.67)	(0.48)		(0.75)	(0.58)	(0.73)	(0.48)
Dividends from net realized gains	(0.06)	—		(0.13)	(0.15)	—	—

Total distributions	(0.73)	(0.48)		(0.88)	(0.73)	(0.73)	(0.48)

Net asset value, end of period	$10.96	$10.71		$10.84	$10.75	$10.85	$9.60

Total Return(a)	9.43%	3.50%		9.39%	5.96%	21.04%	2.83%

Ratios and supplemental data:
Net assets, end of period (000)	$9,109	$2,455		$1,947	$1,874	$2,717	$2,272
Ratio of net expenses to average net assets	0.94%	0.92	%*	0.94%	0.99%	1.05%	1.50%
Ratio of net investment income (loss) to average net assets	5.64%	5.75	%*	5.95%	6.51%	7.29%	7.32%
Ratio of gross expenses to average net assets prior to expense reductions	0.95%	0.92	%*	0.94%	0.99%	1.05%	1.71%

	CLASS R
	March 1,
	2007∧
	through
	October 31,
	2007

Net asset value, beginning of period	$10.84
Income from investment operations:
Net investment income (loss)	0.37
Net realized and unrealized gain (loss) on investments	0.13

Total from investment operations	0.50

Distributions:
Dividends from net investment income	(0.39)
Dividends from net realized gains	—

Total distributions	(0.39)

Net asset value, end of period	$10.95

Total Return(a)	4.69%

Ratios and supplemental data:
Net assets, end of period (000)	$105
Ratio of net expenses to average net assets	1.44	%*
Ratio of net investment income (loss) to average net assets	5.14	%*
Ratio of gross expenses to average net assets prior to expense reductions	1.45	%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Annualized

∧	Commencement of operations

The following table is added immediately after the table on page 122 of the Prospectus:

Calamos Total Return Bond Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I		CLASS R
	June 27,		June 27,
	2007∧		2007∧
	through		through
	October 31,		October 31,
	2007		2007

Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income (loss)	0.16		0.14
Net realized and unrealized gain (loss) on investments	0.24		0.25

Total from investment operations	0.40		0.39

Distributions:
Dividends from net investment income	(0.16)		(0.14)
Dividends from net realized gains	—		—

Total distributions	(0.16)		(0.14)

Net asset value, end of period	$10.24		$10.25

Total return(a)	4.06%		3.91%

Ratios and supplemental data:
Net assets, end of period (000)	$33,698		$1,039
Ratio of net expenses to average net assets	0.65	%*	1.15	%*
Ratio of net investment income (loss) to average net assets	4.36	%*	3.86	%*
Ratio of gross expenses to average net assets prior to expense reductions	1.41	%*	1.91	%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

∧	Commencement of operations

*	Annualized

IRPROSPT 1161 11/08

SUPPLEMENT DATED NOVEMBER 13, 2008
TO PROSPECTUS DATED AUGUST 15, 2008

CALAMOS® EVOLVING WORLD GROWTH FUND

INSTITUTIONAL SHARES AND R SHARES

This supplement together with the Calamos Evolving World Growth Fund prospectus (the “Prospectus”) offers Class I shares (“Institutional Shares”) and Class R shares (“R Shares”) of Calamos Evolving World Growth Fund (the “Fund”). The Fund through the Prospectus also currently offers three other classes of shares, Class A, Class B and Class C shares, that have substantially lower minimum investment requirements but bear certain expenses not borne by the Institutional Shares or R Shares.

The following information supplements the indicated sections of the Prospectus.

How has the Fund performed in the past?

Performance information has not been presented for the Fund because the Fund has not been in existence for at least one calendar year.

What are the fees and expenses of the Fund?

The following information describes the fees that you may pay if you buy and hold Institutional Shares or R Shares of the Fund. The information presented in the following table is added to the table located on page 7 of the Prospectus:

	Class I	Class R

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	None	0.50%
Other Expenses	1.12%	1.12%
Total Annual Operating Expenses	2.22%	2.72%

The following sentence is added after the first sentence in footnote (5) to the fees and expenses table for the Fund located on page 7 of the Prospectus:

“Calamos Advisors has contractually agreed to reimburse Fund expenses through February 28, 2009 to the extent necessary so that Total Annual Operating Expenses after any such reimbursement do not exceed 1.50% for Class I shares and 2.00% for Class R shares.”

The following information describes the expenses that you may pay if you buy and hold Institutional Shares or R Shares.

1

The following table is added after the table located on page 8 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years

Class I	$187	$568
Class R	$237	$720

What classes of shares does the Fund offer?

The following paragraphs are added immediately after the section entitled “What classes of shares does the Fund offer? — Class C shares” on page 12 of the Prospectus:

“Class I Shares

The offering price for Class I shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class I shares.

Class I shares are offered primarily for direct investment by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) and by institutional clients, provided such plans or clients have assets of at least $1 million. Class I shares may also be offered to certain other entities or programs, including, but not limited to, investment companies, under certain circumstances.

The Fund may waive the minimum initial investment of $1 million at its sole discretion. Effective July 9, 2007, Class I shares also are available, with the minimum initial investment waived, to current or retired trustees of the Trust, Calamos Asset Management, Inc. and its subsidiaries, officers, employees and their immediate family members, including a spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of NAV) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A, Class B, Class C or Class R shares.

Class R Shares

The offering price for Class R shares is the NAV per share with no initial sales charge. However, the Fund pays an aggregate distribution and service fee at the annual rate of 0.50% of average net assets. Class R shares may only be purchased through certain tax-exempt retirement plans held in plan level or omnibus accounts, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans. There is no minimum initial investment requirement for Class R shares.”

The following sentence is added immediately after the second sentence of the first paragraph in the section entitled “How can I buy shares? — By exchange” on page 15 of the Prospectus:

“You may exchange Class I shares and Class R shares of Fund for Class I shares and Class R shares, respectively, of another Fund in the Calamos Family of Funds with no sales charge.”

The following sentence is added immediately after the third sentence of the first paragraph in the section entitled “How can I buy shares? — By exchange” on page 15 of the Prospectus:

“Prime Obligations Shares may not be exchanged for Class I or Class R shares of the Fund.”

2

The following paragraph is added immediately after the section entitled “How can I buy shares? — By Automatic Investment Plan” on page 16 of the Prospectus:

“Class I Shares and Class R Shares

If you participate in a tax-exempt retirement plan, you may purchase Class I shares or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may purchase Class I shares either directly or through an authorized dealer.”

How can I sell (redeem) shares?

The following paragraph is added immediately after the section entitled “How can I sell (redeem) shares? — By exchange” on page 17 of the Prospectus:

“Class I Shares and Class R Shares

If you participate in a tax-exempt retirement plan, you may redeem Class I or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may redeem Class I shares either directly or through an authorized dealer.”

3

EWGIRPRO  11/08

SUPPLEMENT DATED NOVEMBER 13, 2008
TO PROSPECTUS DATED JUNE 20, 2008

CALAMOS® 130/30 EQUITY FUND

INSTITUTIONAL SHARES AND R SHARES

This supplement together with the Calamos 130/30 Equity Fund prospectus (the “Prospectus”) offers Class I shares (“Institutional Shares”) and Class R shares (“R Shares”) of Calamos 130/30 Equity Fund (the “Fund”). The Fund through the Prospectus also currently offers three other classes of shares, Class A, Class B and Class C shares, that have substantially lower minimum investment requirements but bear certain expenses not borne by the Institutional Shares or R Shares.

The following information supplements the indicated sections of the Prospectus.

How has the Fund performed in the past?

Performance information has not been presented for the Fund because the Fund has not been in existence for at least one calendar year.

What are the fees and expenses of the Fund?

The following information describes the fees that you may pay if you buy and hold Institutional Shares or R Shares of the Fund. The information presented in the following table is added to the table located on page 6 of the Prospectus:

	Class I	Class R

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees	1.20%	1.20%
Distribution and/or Service (12b-1) Fees	None	0.50%
Other Expenses
Dividend and Interest Expense on Securities Sold Short	1.14%	1.14%
Remainder of Other Expenses	0.98%	0.98%
Total Other Expenses	2.12%	2.12%
Total Annual Operating Expenses	3.32%	3.82%

The following sentence is added after the first sentence in footnote (6) to the fees and expenses table for the Fund located on page 6 of the Prospectus:

“Calamos Advisors has contractually agreed to reimburse Fund expenses through February 28, 2009 to the extent necessary so that Total Annual Operating Expenses (excluding dividend and interest expense on securities sold short) after any such reimbursement do not exceed 1.50% for Class I shares and 2.00% for Class R shares.”

The following information describes the expenses that you may pay if you buy and hold Institutional Shares or R Shares.

1

The following table is added after the table located on page 7 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years

Class I	$288	$978
Class R	$337	$1,123

What classes of shares does the Fund offer?

The following paragraphs are added immediately after the section entitled “What classes of shares does the Fund offer? — Class C shares” on page 12 of the Prospectus:

“Class I Shares

The offering price for Class I shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class I shares.

Class I shares are offered primarily for direct investment by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) and by institutional clients, provided such plans or clients have assets of at least $1 million. Class I shares may also be offered to certain other entities or programs, including, but not limited to, investment companies, under certain circumstances.

The Fund may waive the minimum initial investment of $1 million at its sole discretion. Effective July 9, 2007, Class I shares also are available, with the minimum initial investment waived, to current or retired trustees of the Trust, Calamos Asset Management, Inc. and its subsidiaries, officers, employees and their immediate family members, including a spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of NAV) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A, Class B, Class C or Class R shares.

Class R Shares

The offering price for Class R shares is the NAV per share with no initial sales charge. However, the Fund pays an aggregate distribution and service fee at the annual rate of 0.50% of average net assets. Class R shares may only be purchased through certain tax-exempt retirement plans held in plan level or omnibus accounts, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans. There is no minimum initial investment requirement for Class R shares.”

The following sentence is added immediately after the second sentence of the first paragraph in the section entitled “How can I buy shares? — By exchange” on page 14 of the Prospectus:

“You may exchange Class I shares and Class R shares of Fund for Class I shares and Class R shares, respectively, of another Fund in the Calamos Family of Funds with no sales charge.”

The following sentence is added immediately after the third sentence of the first paragraph in the section entitled “How can I buy shares? — By exchange” on page 14 of the Prospectus:

“Prime Obligations Shares may not be exchanged for Class I or Class R shares of the Fund.”

2

The following paragraph is added immediately after the section entitled “How can I buy shares? — By Automatic Investment Plan” on page 15 of the Prospectus:

“Class I Shares and Class R Shares

If you participate in a tax-exempt retirement plan, you may purchase Class I shares or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may purchase Class I shares either directly or through an authorized dealer.”

How can I sell (redeem) shares?

The following paragraph is added immediately after the section entitled “How can I sell (redeem) shares? — By exchange” on page 16 of the Prospectus:

“Class I Shares and Class R Shares

If you participate in a tax-exempt retirement plan, you may redeem Class I or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may redeem Class I shares either directly or through an authorized dealer.”

3

13030EQIRPRO  11/08